Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 274,347	$ 301,013	$ 369,606
Revenue from other sources	9,965	15,607	11,708
Total revenue	284,312	316,620	381,314
Crude oil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	40,625	39,609	46,523
Oil products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	129,554	144,985	173,840
Natural gas and NGL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,309	28,010	42,598
LNG
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	30,923	32,976	44,967
Power
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,566	11,822	5,801
Lubricants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	11,511	11,548	11,195
Chemicals products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,529	8,360	11,524
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 22,330	$ 23,703	$ 33,158